FORESIDE FUND SERVICES, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

January 24, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Registration Statement on Form N-1A of Outlook Funds Trust (File Nos. 333-192063 and 811-22909)

Ladies and Gentlemen:

As principal underwriter for Outlook Funds Trust, the undersigned hereby requests, pursuant to Rule 461 of Regulation C under the Securities Act of 1933, as amended ("1933 Act"), that effectiveness under the 1933 Act of the above-referenced Registration Statement on Form N-1A be accelerated to Tuesday, January 28, 2014. The undersigned is aware of its obligations under the 1933 Act.

Very truly yours,

FORESIDE FUND SERVICES, LLC

By: /s/Mark Fairbanks
Mark Fairbanks, President

OUTLOOK FUNDS TRUST
Three Canal Plaza, Suite 600
Portland, Maine 04101

January 24, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Registration Statement on Form N-1A of Outlook Funds Trust (File Nos. 333-192063 and 811-22909)

Ladies and Gentlemen:

Pursuant to Rule 461 of Regulation C under the Securities Act of 1933, as amended ("1933 Act"), the undersigned hereby requests that effectiveness under the 1933 Act of the above-referenced Registration Statement on Form N-1A be accelerated to Tuesday, January 28, 2014. The undersigned is aware of its obligations under the 1933 Act.

Very truly yours,

OUTLOOKS FUNDS TRUST

By: /s/ Karen Shaw
Karen Shaw, Treasurer